Shareholder Report, Line Graph (Details) 191565_Dearborn Partners Rising Dividend Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	$ 25,275	$ 22,064	$ 19,026	$ 19,453	$ 17,321	$ 15,081	$ 13,860	$ 12,429	$ 11,614	$ 10,000	$ 25,203
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	$ 36,113	$ 30,499	$ 23,379	$ 25,327	$ 21,761	$ 16,575	$ 15,320	$ 14,635	$ 12,498	$ 10,000	$ 42,249